Income Tax Credit - Schedule of Reconciliation of Accounting Loss per Statement of Operations (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Loss before tax	£ (22,451)	£ (32,030)	£ (38,453)
Tax on loss at standard U.K. tax rate	(5,613)	(7,533)	(7,306)
Expenses not deductible	538	4,818	4,595
Deduction for R&D		(7,394)	(8,342)
Losses surrendered for R&D tax credit		7,394	8,342
Deferred tax - prior year adjustment		1
Overseas tax payable - current year		1	3
R&D tax credit - U.S.	32	(48)	(34)
R&D tax credit - current year		(4,558)	(6,366)
R&D tax credit - additional tax deduction for R&D	(2,863)
R&D tax credit - losses utilized for R&D tax credit	2,600
R&D tax credit - prior years	106	206	(35)
Deferred tax asset not recognized	1,746	2,715	2,711
Income tax credit	£ (3,454)	£ (4,398)	£ (6,432)